Derivatives - Summary of Derivative Currency Swap Forward Contract List (Details) - 12 months ended Dec. 31, 2024 - Currency forward contracts $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Disclosure of Derivative Currency forward contract detail list [Line Items]
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 30, 2024	Dec. 30, 2024
Maturity date	Jan. 03, 2025	Jan. 03, 2025
Contract Amounts Pay | ₩	₩ 8,836
Contract Amounts Receive | $		$ 6,000
Contract exchange rate	1,472.6	1,472.6
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 30, 2024	Dec. 30, 2024
Maturity date	Jan. 06, 2025	Jan. 06, 2025
Contract Amounts Pay | ₩	₩ 7,363
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,472.5	1,472.5
Derivative Counterparty	Morgan Stanley	Morgan Stanley
Contract date	Dec. 30, 2024	Dec. 30, 2024
Maturity date	Jan. 10, 2025	Jan. 10, 2025
Contract Amounts Pay | ₩	₩ 17,645
Contract Amounts Receive | $		$ 12,000
Contract exchange rate	1,470.45	1,470.45
Derivative Counterparty	Kookmin Bank	Kookmin Bank
Contract date	Dec. 30, 2024	Dec. 30, 2024
Maturity date	Jan. 14, 2025	Jan. 14, 2025
Contract Amounts Pay | ₩	₩ 17,640
Contract Amounts Receive | $		$ 12,000
Contract exchange rate	1,470	1,470
Derivative Counterparty	Busan Bank	Busan Bank
Contract date	Dec. 30, 2024	Dec. 30, 2024
Maturity date	Jan. 16, 2025	Jan. 16, 2025
Contract Amounts Pay | ₩	₩ 17,622
Contract Amounts Receive | $		$ 12,000
Contract exchange rate	1,468.5	1,468.5
Derivative Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 30, 2024	Dec. 30, 2024
Maturity date	Jan. 17, 2025	Jan. 17, 2025
Contract Amounts Pay | ₩	₩ 17,627
Contract Amounts Receive | $		$ 12,000
Contract exchange rate	1,468.95	1,468.95
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 30, 2024	Dec. 30, 2024
Maturity date	Jan. 21, 2025	Jan. 21, 2025
Contract Amounts Pay | ₩	₩ 17,619
Contract Amounts Receive | $		$ 12,000
Contract exchange rate	1,468.25	1,468.25
Derivative Counterparty	SMBC	SMBC
Contract date	Nov. 06, 2024	Nov. 06, 2024
Maturity date	Jan. 13, 2025	Jan. 13, 2025
Contract Amounts Pay | ₩	₩ 22,201
Contract Amounts Receive | $		$ 16,000
Contract exchange rate	1,387.54	1,387.54
Derivative Counterparty	SMBC	SMBC
Contract date	Nov. 07, 2024	Nov. 07, 2024
Maturity date	Jan. 13, 2025	Jan. 13, 2025
Contract Amounts Pay | ₩	₩ 12,559
Contract Amounts Receive | $		$ 9,000
Contract exchange rate	1,395.42	1,395.42
Derivative Counterparty	SMBC	SMBC
Contract date	Nov. 07, 2024	Nov. 07, 2024
Maturity date	Jan. 31, 2025	Jan. 31, 2025
Contract Amounts Pay | ₩	₩ 12,551
Contract Amounts Receive | $		$ 9,000
Contract exchange rate	1,394.59	1,394.59
Derivative Counterparty	SMBC	SMBC
Contract date	Nov. 11, 2024	Nov. 11, 2024
Maturity date	Jan. 07, 2025	Jan. 07, 2025
Contract Amounts Pay | ₩	₩ 12,529
Contract Amounts Receive | $		$ 9,000
Contract exchange rate	1,392.15	1,392.15
Derivative Counterparty	SMBC	SMBC
Contract date	Nov. 29, 2024	Nov. 29, 2024
Maturity date	Feb. 07, 2025	Feb. 07, 2025
Contract Amounts Pay | ₩	₩ 13,917
Contract Amounts Receive | $		$ 10,000
Contract exchange rate	1,391.72	1,391.72
Derivative Counterparty	SMBC	SMBC
Contract date	Dec. 04, 2024	Dec. 04, 2024
Maturity date	Jan. 31, 2025	Jan. 31, 2025
Contract Amounts Pay | ₩	₩ 12,692
Contract Amounts Receive | $		$ 9,000
Contract exchange rate	1,410.19	1,410.19
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 10, 2024	Dec. 10, 2024
Maturity date	Feb. 13, 2025	Feb. 13, 2025
Contract Amounts Pay | ₩	₩ 11,395
Contract Amounts Receive | $		$ 8,000
Contract exchange rate	1,424.38	1,424.38
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 13, 2024	Dec. 13, 2024
Maturity date	Jan. 07, 2025	Jan. 07, 2025
Contract Amounts Pay | ₩	₩ 12,886
Contract Amounts Receive | $		$ 9,000
Contract exchange rate	1,431.75	1,431.75
Derivative Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 16, 2024	Dec. 16, 2024
Maturity date	Jan. 07, 2025	Jan. 07, 2025
Contract Amounts Pay | ₩	₩ 27,247
Contract Amounts Receive | $		$ 19,000
Contract exchange rate	1,434.04	1,434.04
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 19, 2024	Dec. 19, 2024
Maturity date	Jan. 23, 2025	Jan. 23, 2025
Contract Amounts Pay | ₩	₩ 13,032
Contract Amounts Receive | $		$ 9,000
Contract exchange rate	1,448	1,448
Derivative Counterparty	SMBC	SMBC
Contract date	Dec. 24, 2024	Dec. 24, 2024
Maturity date	Feb. 07, 2025	Feb. 07, 2025
Contract Amounts Pay | ₩	₩ 36,283
Contract Amounts Receive | $		$ 25,000
Contract exchange rate	1,451.33	1,451.33
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 26, 2024	Dec. 26, 2024
Maturity date	Jan. 07, 2025	Jan. 07, 2025
Contract Amounts Pay | ₩	₩ 10,238
Contract Amounts Receive | $		$ 7,000
Contract exchange rate	1,462.63	1,462.63
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 30, 2024	Dec. 30, 2024
Maturity date	Jan. 23, 2025	Jan. 23, 2025
Contract Amounts Pay | ₩	₩ 11,755
Contract Amounts Receive | $		$ 8,000
Contract exchange rate	1,469.36	1,469.36
Derivative Counterparty	MUFG	MUFG
Contract date	Nov. 29, 2024	Nov. 29, 2024
Maturity date	Jan. 02, 2025	Jan. 02, 2025
Contract Amounts Pay | ₩	₩ 1,951
Contract Amounts Receive | $		$ 1,400
Contract exchange rate	1,393.35	1,393.35
Derivative Counterparty	MUFG	MUFG
Contract date	Nov. 29, 2024	Nov. 29, 2024
Maturity date	Jan. 03, 2025	Jan. 03, 2025
Contract Amounts Pay | ₩	₩ 3,622
Contract Amounts Receive | $		$ 2,600
Contract exchange rate	1,393.15	1,393.15
Derivative Counterparty	Kookmin Bank	Kookmin Bank
Contract date	Dec. 02, 2024	Dec. 02, 2024
Maturity date	Jan. 06, 2025	Jan. 06, 2025
Contract Amounts Pay | ₩	₩ 7,001
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,400.25	1,400.25
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 03, 2024	Dec. 03, 2024
Maturity date	Jan. 06, 2025	Jan. 06, 2025
Contract Amounts Pay | ₩	₩ 7,010
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,401.9	1,401.9
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 03, 2024	Dec. 03, 2024
Maturity date	Jan. 06, 2025	Jan. 06, 2025
Contract Amounts Pay | ₩	₩ 7,002
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,400.35	1,400.35
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 18, 2024	Dec. 18, 2024
Maturity date	Jan. 21, 2025	Jan. 21, 2025
Contract Amounts Pay | ₩	₩ 7,171
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,434.15	1,434.15
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 20, 2024	Dec. 20, 2024
Maturity date	Jan. 24, 2025	Jan. 24, 2025
Contract Amounts Pay | ₩	₩ 7,244
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,448.75	1,448.75
Derivative Counterparty	Kookmin Bank	Kookmin Bank
Contract date	Dec. 20, 2024	Dec. 20, 2024
Maturity date	Jan. 24, 2025	Jan. 24, 2025
Contract Amounts Pay | ₩	₩ 7,243
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,448.6	1,448.6
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 23, 2024	Dec. 23, 2024
Maturity date	Jan. 27, 2025	Jan. 27, 2025
Contract Amounts Pay | ₩	₩ 7,239
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,447.8	1,447.8
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 23, 2024	Dec. 23, 2024
Maturity date	Jan. 27, 2025	Jan. 27, 2025
Contract Amounts Pay | ₩	₩ 7,239
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,447.8	1,447.8
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 24, 2024	Dec. 24, 2024
Maturity date	Jan. 27, 2025	Jan. 27, 2025
Contract Amounts Pay | ₩	₩ 7,261
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,452.15	1,452.15
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 24, 2024	Dec. 24, 2024
Maturity date	Jan. 27, 2025	Jan. 27, 2025
Contract Amounts Pay | ₩	₩ 7,261
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,452.2	1,452.2
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 26, 2024	Dec. 26, 2024
Maturity date	Jan. 31, 2025	Jan. 31, 2025
Contract Amounts Pay | ₩	₩ 7,309
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,461.7	1,461.7
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 26, 2024	Dec. 26, 2024
Maturity date	Jan. 31, 2025	Jan. 31, 2025
Contract Amounts Pay | ₩	₩ 7,308
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,461.55	1,461.55
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 27, 2024	Dec. 27, 2024
Maturity date	Jan. 31, 2025	Jan. 31, 2025
Contract Amounts Pay | ₩	₩ 6,881
Contract Amounts Receive | $		$ 4,670
Contract exchange rate	1,473.35	1,473.35
Derivative Counterparty	Korea Citi Bank	Korea Citi Bank
Contract date	Dec. 16, 2024	Dec. 16, 2024
Maturity date	Jan. 13, 2025	Jan. 13, 2025
Contract Amounts Pay | ₩	₩ 2,865
Contract Amounts Receive | $		$ 2,000
Contract exchange rate	1,432.65	1,432.65
Derivative Counterparty	Korea Citi Bank	Korea Citi Bank
Contract date	Dec. 19, 2024	Dec. 19, 2024
Maturity date	Jan. 13, 2025	Jan. 13, 2025
Contract Amounts Pay | ₩	₩ 11,607
Contract Amounts Receive | $		$ 8,000
Contract exchange rate	1,450.88	1,450.88
Derivative Counterparty	Korea Citi Bank	Korea Citi Bank
Contract date	Dec. 26, 2024	Dec. 26, 2024
Maturity date	Jan. 27, 2025	Jan. 27, 2025
Contract Amounts Pay | ₩	₩ 5,911
Contract Amounts Receive | $		$ 4,000
Contract exchange rate	1,477.76	1,477.76
Derivative Counterparty	Korea Citi Bank	Korea Citi Bank
Contract date	Dec. 26, 2024	Dec. 26, 2024
Maturity date	Jan. 27, 2025	Jan. 27, 2025
Contract Amounts Pay | ₩	₩ 2,956
Contract Amounts Receive | $		$ 2,000
Contract exchange rate	1,477.76	1,477.76
Derivative Counterparty	Korea Citi Bank	Korea Citi Bank
Contract date	Dec. 26, 2024	Dec. 26, 2024
Maturity date	Jan. 27, 2025	Jan. 27, 2025
Contract Amounts Pay | ₩	₩ 2,927
Contract Amounts Receive | $		$ 2,000
Contract exchange rate	1,463.66	1,463.66
Derivative Counterparty	HSBC	HSBC
Contract date	Dec. 19, 2024	Dec. 19, 2024
Maturity date	Jan. 23, 2025	Jan. 23, 2025
Contract Amounts Pay | ₩	₩ 4,350
Contract Amounts Receive | $		$ 3,000
Contract exchange rate	1,450.05	1,450.05
Derivative Counterparty	HSBC	HSBC
Contract date	Dec. 19, 2024	Dec. 19, 2024
Maturity date	Jan. 23, 2025	Jan. 23, 2025
Contract Amounts Pay | ₩	₩ 4,348
Contract Amounts Receive | $		$ 3,000
Contract exchange rate	1,449.35	1,449.35
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 24, 2024	Dec. 24, 2024
Maturity date	Jan. 24, 2025	Jan. 24, 2025
Contract Amounts Pay | ₩	₩ 30,058
Contract Amounts Receive | $		$ 20,700
Contract exchange rate	1,452.07	1,452.07
Derivative Counterparty	SMBC	SMBC
Contract date	Dec. 16, 2024	Dec. 16, 2024
Maturity date	Jan. 13, 2025	Jan. 13, 2025
Contract Amounts Pay | ₩	₩ 5,733
Contract Amounts Receive | $		$ 4,000
Contract exchange rate	1,433.2	1,433.2
Derivative Counterparty	SMBC	SMBC
Contract date	Dec. 26, 2024	Dec. 26, 2024
Maturity date	Jan. 27, 2025	Jan. 27, 2025
Contract Amounts Pay | ₩	₩ 8,791
Contract Amounts Receive | $		$ 6,000
Contract exchange rate	1,465.15	1,465.15
Derivative Counterparty	SMBC	SMBC
Contract date	Dec. 26, 2024	Dec. 26, 2024
Maturity date	Jan. 27, 2025	Jan. 27, 2025
Contract Amounts Pay | ₩	₩ 2,955
Contract Amounts Receive | $		$ 2,000
Contract exchange rate	1,477.65	1,477.65
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 09, 2024	Dec. 09, 2024
Maturity date	Jan. 10, 2025	Jan. 10, 2025
Contract Amounts Pay | ₩	₩ 15
Contract Amounts Receive | $		$ 10
Contract exchange rate	1,433.6	1,433.6
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 16, 2024	Dec. 16, 2024
Maturity date	Jan. 13, 2025	Jan. 13, 2025
Contract Amounts Pay | ₩	₩ 2,867
Contract Amounts Receive | $		$ 2,000
Contract exchange rate	1,433.65	1,433.65
Derivative Counterparty	Busan Bank	Busan Bank
Contract date	Dec. 18, 2024	Dec. 18, 2024
Maturity date	Jan. 13, 2025	Jan. 13, 2025
Contract Amounts Pay | ₩	₩ 4,515
Contract Amounts Receive | $		$ 3,148
Contract exchange rate	1,434.27	1,434.27
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 19, 2024	Dec. 19, 2024
Maturity date	Jan. 13, 2025	Jan. 13, 2025
Contract Amounts Pay | ₩	₩ 8,704
Contract Amounts Receive | $		$ 6,000
Contract exchange rate	1,450.7	1,450.7
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Nov. 28, 2024	Nov. 28, 2024
Maturity date	Feb. 03, 2025	Feb. 03, 2025
Contract Amounts Pay | ₩	₩ 4,619
Contract Amounts Receive | $		$ 3,317
Contract exchange rate	1,392.7	1,392.7
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Nov. 28, 2024	Nov. 28, 2024
Maturity date	Feb. 03, 2025	Feb. 03, 2025
Contract Amounts Pay | ₩	₩ 6,964
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,392.8	1,392.8
Derivative Counterparty	Busan Bank	Busan Bank
Contract date	Nov. 28, 2024	Nov. 28, 2024
Maturity date	Feb. 03, 2025	Feb. 03, 2025
Contract Amounts Pay | ₩	₩ 6,965
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,392.9	1,392.9
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Nov. 28, 2024	Nov. 28, 2024
Maturity date	Feb. 03, 2025	Feb. 03, 2025
Contract Amounts Pay | ₩	₩ 6,965
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,392.9	1,392.9
Derivative Counterparty	HSBC	HSBC
Contract date	Dec. 20, 2024	Dec. 20, 2024
Maturity date	Feb. 26, 2025	Feb. 26, 2025
Contract Amounts Pay | ₩	₩ 10,112
Contract Amounts Receive | $		$ 7,000
Contract exchange rate	1,444.5	1,444.5
Derivative Counterparty	Bank of America	Bank of America
Contract date	Dec. 20, 2024	Dec. 20, 2024
Maturity date	Feb. 26, 2025	Feb. 26, 2025
Contract Amounts Pay | ₩	₩ 8,667
Contract Amounts Receive | $		$ 6,000
Contract exchange rate	1,444.55	1,444.55
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 27, 2024	Dec. 27, 2024
Maturity date	Mar. 05, 2025	Mar. 05, 2025
Contract Amounts Pay | ₩	₩ 8,798
Contract Amounts Receive | $		$ 6,000
Contract exchange rate	1,466.32	1,466.32
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 27, 2024	Dec. 27, 2024
Maturity date	Mar. 05, 2025	Mar. 05, 2025
Contract Amounts Pay | ₩	₩ 10,264
Contract Amounts Receive | $		$ 7,000
Contract exchange rate	1,466.25	1,466.25
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 30, 2024	Dec. 30, 2024
Maturity date	Mar. 05, 2025	Mar. 05, 2025
Contract Amounts Pay | ₩	₩ 7,356
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,471.1	1,471.1
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 30, 2024	Dec. 30, 2024
Maturity date	Mar. 05, 2025	Mar. 05, 2025
Contract Amounts Pay | ₩	₩ 8,797
Contract Amounts Receive | $		$ 6,000
Contract exchange rate	1,466.18	1,466.18
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 30, 2024	Dec. 30, 2024
Maturity date	Mar. 05, 2025	Mar. 05, 2025
Contract Amounts Pay | ₩	₩ 7,325
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,464.92	1,464.92
Derivative Counterparty	Busan Bank	Busan Bank
Contract date	Dec. 30, 2024	Dec. 30, 2024
Maturity date	Mar. 05, 2025	Mar. 05, 2025
Contract Amounts Pay | ₩	₩ 4,395
Contract Amounts Receive | $		$ 3,000
Contract exchange rate	1,464.85	1,464.85